Segment Information (Schedule of Revenue Information for Select Business Lines within each of Segments) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 830	$ 903	$ 901	$ 909	$ 837	$ 961	$ 919	$ 890	$ 828	$ 3,550		$ 3,598		$ 3,440
Medical Systems [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	524				551					2,329		2,439		2,214
Procedural Solutions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	306				286					1,221	[1]	1,159	[1]	1,226	[1]
Sales Revenue, Segment | Medical Systems [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	524				551					2,329		2,439		2,214
Sales Revenue, Segment | Medical Systems [Member] | Dispensing Technologies [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	211				244					993		1,038		910
Sales Revenue, Segment | Medical Systems [Member] | Infusion Systems [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	219				203					916		955		889
Sales Revenue, Segment | Medical Systems [Member] | Respiratory Technologies [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	88				97					393	[2]	420	[2]	391	[2]
Sales Revenue, Segment | Medical Systems [Member] | Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	6				7					27		26		24
Sales Revenue, Segment | Procedural Solutions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	306				286					1,221		1,159		1,226
Sales Revenue, Segment | Procedural Solutions [Member] | Infection Prevention [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	149				144					594		576		568
Sales Revenue, Segment | Procedural Solutions [Member] | Medical Specialties [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	89				80					344		317		322
Sales Revenue, Segment | Procedural Solutions [Member] | Specialty Disposables [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	68				62					283		266		304
Sales Revenue, Segment | Procedural Solutions [Member] | Other Medical Systems
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue											[3]		[3]	$ 32	[3]

[1]	Segment results for the fiscal years ended June 30, 2012 and 2011, have been adjusted for discontinued operations. See note 2.
[2]	Includes the respiratory diagnostics product line. See note 1.
[3]	Reflects the divestiture of OnSite Services business. See note 2.